Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Select International Equity Fund

	Shares	Value
COMMON STOCKS (105.1%)
AUSTRALIA (2.8%)
Consumer Staples (2.8%)
Treasury Wine Estates Ltd.(a)	450,552	$3,870,041

BELGIUM (2.1%)
Consumer Staples (2.1%)
Anheuser-Busch InBev SA(a)	38,186	2,880,752

CANADA (4.8%)
Consumer Discretionary (2.5%)
Restaurant Brands International, Inc.	57,340	3,498,286

Consumer Staples (2.3%)
Alimentation Couche-Tard, Inc., Class B	96,800	3,235,200
		6,733,486
CHINA (11.4%)
Communication Services (2.0%)
Tencent Holdings Ltd.(a)	58,200	2,775,568

Consumer Discretionary (7.0%)
Alibaba Group Holding Ltd., ADR(b)	23,784	4,913,536
Shenzhou International Group Holdings Ltd.(a)	359,100	4,747,237
		9,660,773
Financials (2.4%)
Ping An Insurance Group Co. of China Ltd., H Shares(a)	295,000	3,335,816
		15,772,157
DENMARK (3.2%)
Health Care (3.2%)
Novo Nordisk AS, Class B(a)	71,972	4,381,054

FRANCE (14.4%)
Communication Services (4.2%)
Ubisoft Entertainment SA(a)(b)	32,055	2,431,100
Vivendi SA(a)	125,134	3,422,323
		5,853,423
Energy (2.6%)
TOTAL SA(a)	74,002	3,603,209

Financials (2.0%)
AXA SA(a)	106,065	2,820,433

Industrials (5.6%)
Alstom SA(a)	66,200	3,508,617
Vinci SA(a)	38,400	4,254,299
		7,762,916
		20,039,981

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Select International Equity Fund

GERMANY (7.1%)
Real Estate (3.5%)
Vonovia SE(a)	84,400	$4,817,223

Utilities (3.6%)
RWE AG(a)	144,300	5,002,473
		9,819,696
HONG KONG (2.6%)
Financials (2.6%)
AIA Group Ltd.(a)	362,200	3,589,020

INDONESIA (2.2%)
Financials (2.2%)
Bank Rakyat Indonesia Persero Tbk PT(a)	9,635,500	3,132,547

ISRAEL (5.0%)
Information Technology (5.0%)
NICE Ltd.(a)(b)	40,037	6,900,922

ITALY (6.6%)
Industrials (2.8%)
Prysmian SpA(a)	174,537	3,871,594

Utilities (3.8%)
Enel SpA(a)	608,500	5,303,877
		9,175,471
JAPAN (10.8%)
Consumer Discretionary (2.3%)
Sony Corp.(a)	45,500	3,181,671

Consumer Staples (2.0%)
Welcia Holdings Co. Ltd.(a)	51,100	2,806,088

Health Care (6.5%)
Asahi Intecc Co. Ltd.(a)	228,800	6,304,046
Shionogi & Co. Ltd.(a)	45,500	2,706,071
		9,010,117
		14,997,876
LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka(b)(c)(d)(e)	1,424,182	2

NETHERLANDS (5.8%)
Financials (2.2%)
ASR Nederland NV(a)	81,176	3,020,484

Materials (3.6%)
Koninklijke DSM NV(a)	41,096	5,001,609
		8,022,093

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Select International Equity Fund

NORWAY (3.2%)
Consumer Staples (3.2%)
Mowi ASA(a)	188,845	$4,504,285
POLAND (1.5%)
Consumer Staples (1.5%)
Dino Polska SA(a)(b)(f)	48,537	2,031,936

SWEDEN (3.3%)
Industrials (3.3%)
Assa Abloy AB, Class B(a)	105,047	2,493,425
Sandvik AB(a)	114,300	2,086,168
		4,579,593
SWITZERLAND (6.3%)
Consumer Staples (3.4%)
Nestle SA(a)	42,710	4,710,597

Financials (2.9%)
Zurich Insurance Group AG(a)	9,571	3,973,091
		8,683,688
UNITED KINGDOM (11.0%)
Communication Services (2.2%)
Cineworld Group PLC(a)	1,320,487	3,082,147

Health Care (2.9%)
Genus PLC(a)	97,605	3,965,138

Industrials (5.9%)
BAE Systems PLC(a)	595,861	4,953,366
RELX PLC(a)	124,676	3,300,292
		8,253,658
		15,300,943

UNITED STATES (1.0%)
Financials (1.0%)
Burford Capital Ltd.(a)	164,500	1,366,346
Total Common Stocks		145,781,889

PREFERRED STOCKS (1.6%)
BRAZIL (1.6%)
Financials (1.6%)
Banco Bradesco SA, Preferred Shares	290,600	2,231,783
Total Preferred Stocks		2,231,783

SHORT-TERM INVESTMENT (0.3%)
UNITED STATES (0.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(g)	403,574	403,574
Total Short-Term Investment		403,574

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Select International Equity Fund

Total Investments (Cost $145,440,159) —107.0%	148,417,246
Liabilities in Excess of Other Assets—(7.0)%	(9,732,964)
Net Assets—100.0%	$138,684,282

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2020.
(d)	Illiquid security.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(f)	Denotes a security issued under Regulation S or Rule 144A.
(g)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Global Equity Impact Fund

	Shares	Value
COMMON STOCKS (102.9%)
AUSTRALIA (4.0%)
Industrials (2.0%)
Cleanaway Waste Management Ltd.(a)	954,300	$1,288,850

Real Estate (2.0%)
Goodman Group, REIT(a)	130,200	1,288,968
		2,577,818
BELGIUM (3.3%)
Materials (3.3%)
Umicore SA(a)	46,800	2,154,829

BRAZIL (3.5%)
Consumer Discretionary (1.6%)
YDUQS Part	81,100	998,174

Financials (1.9%)
Banco Bradesco SA	169,680	1,242,112
		2,240,286
CHINA (3.5%)
Financials (2.3%)
Ping An Insurance Group Co. of China Ltd., H Shares(a)	133,500	1,509,598

Health Care (1.2%)
Wuxi Biologics Cayman, Inc.(a)(b)(c)	61,500	777,844
		2,287,442
DENMARK (6.8%)
Health Care (2.4%)
Novo Nordisk AS, Class B(a)	25,600	1,558,314

Industrials (2.1%)
Vestas Wind Systems AS(a)	13,500	1,340,111

Utilities (2.3%)
Orsted AS(a)(b)	13,400	1,461,561
		4,359,986
FRANCE (5.7%)
Health Care (1.1%)
Orpea(a)	5,400	703,050

Industrials (4.6%)
Alstom SA(a)	41,700	2,210,110
Schneider Electric SE(a)	7,900	787,839
		2,997,949
		3,700,999

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Equity Impact Fund

GERMANY (3.0%)
Information Technology (1.3%)
Infineon Technologies AG(a)	38,800	$833,538

Materials (1.7%)
Covestro AG(a)(b)	26,400	1,112,570
		1,946,108
HONG KONG (2.2%)
Financials (2.2%)
AIA Group Ltd.(a)	144,400	1,430,852

INDONESIA (2.5%)
Financials (2.5%)
Bank Rakyat Indonesia Persero Tbk PT(a)	4,897,800	1,592,298

KENYA (3.6%)
Communication Services (3.6%)
Safaricom PLC	7,637,000	2,333,739

NETHERLANDS (3.4%)
Information Technology (1.4%)
ASML Holding NV(a)	3,300	926,102

Materials (2.0%)
Koninklijke DSM NV(a)	10,600	1,290,079
		2,216,181
NORWAY (2.2%)
Communication Services (2.2%)
Telenor ASA(a)	77,700	1,404,120

SOUTH KOREA (2.5%)
Information Technology (2.5%)
Samsung SDI Co. Ltd.(a)	7,200	1,638,994

TAIWAN (1.9%)
Industrials (1.9%)
Voltronic Power Technology Corp.(a)	51,200	1,229,578

UNITED KINGDOM (15.7%)
Consumer Discretionary (2.3%)
Countryside Properties PLC(b)	233,800	1,506,616

Financials (0.9%)
ASA International Group PLC(b)	155,100	573,467

Health Care (5.4%)
Clinigen Healthcare Ltd.(c)	151,300	1,935,981
GlaxoSmithKline PLC(a)	65,900	1,547,293
		3,483,274
Industrials (5.4%)
John Laing Group PLC(a)(b)	416,700	1,949,037

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Equity Impact Fund

RELX PLC(a)	57,900	$1,536,192
		3,485,229
Materials (1.7%)
DS Smith PLC(a)	246,900	1,106,969
		10,155,555
UNITED STATES (39.1%)
Consumer Discretionary (1.8%)
Chegg, Inc.(c)	27,900	1,150,317

Health Care (8.7%)
HMS Holdings Corp.(c)	50,300	1,374,196
Merck & Co., Inc.	19,500	1,666,080
UnitedHealth Group, Inc.	9,500	2,588,275
		5,628,551
Industrials (2.3%)
Ingersoll-Rand PLC	11,200	1,492,176

Information Technology (11.7%)
Accenture PLC, Class A	7,800	1,600,638
Autodesk, Inc.(c)	5,700	1,122,045
Mastercard, Inc., Class A	8,700	2,748,678
salesforce.com, Inc.(c)	11,500	2,096,565
		7,567,926
Real Estate (9.5%)
American Tower Corp., REIT	5,000	1,158,700
Equinix, Inc., REIT	4,200	2,476,866
Prologis, Inc., REIT	27,200	2,526,336
		6,161,902
Utilities (5.1%)
American Water Works Co., Inc.	9,300	1,266,660
NextEra Energy, Inc.	7,600	2,038,320
		3,304,980
		25,305,852
Total Common Stocks		66,574,637
Total Investments (Cost $59,201,959) —102.9%		66,574,637
Liabilities in Excess of Other Assets—(2.9)%		(1,861,963)
Net Assets—100.0%		$64,712,674

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (8.9%)
UNITED STATES (8.9%)
American Express Credit Account Master Trust, Series 2017-3, Class A, ABS (USD), 1.77%, 11/15/2022	$918,000	$918,165
AmeriCredit Automobile Receivables Trust 2018-2, Series 2018-2, Class A2A, ABS (USD), 2.86%, 11/18/2021	237,682	237,943
BMW Vehicle Lease Trust, Series 2017-2, Class A3, ABS (USD), 2.07%, 10/20/2020	133,473	133,487
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, ABS (USD), 1.92%, 04/07/2022	815,000	815,326
CNH Equipment Trust, Series 2017-A, Class A3, (USD), 2.07%, 05/16/2022	351,901	352,254
Daimler Trucks Retail Trust, Series 2018-1, Class A4, ABS (USD), 3.03%, 11/15/2024 (a)	1,005,000	1,013,893
Ford Credit Floorplan Master Owner Trust A, Series 2019-3, Class A1, ABS (USD), 2.23%, 09/15/2024	970,000	984,397
GM Financial Automobile Leasing Trust 2018-3, Series 2018-3, Class C, ABS (USD), 3.70%, 07/20/2022	1,173,000	1,191,333
Hertz Vehicle Financing LLC 2018-3, Series 2018-3A, Class A, ABS, (USD), 4.03%, 07/25/2024 (a)	957,000	1,016,692
Honda Auto Receivables 2019-3 Owner Trust, Series 2019-3, Class A2, ABS (USD), 1.90%, 04/15/2022	866,000	867,951
John Deere Owner Trust, Series 2017-B, Class A3, (USD), 1.82%, 10/15/2021	429,547	429,409
Nissan Auto Lease Trust, Series 2019-B, Class A2A, ABS (USD), 2.27%, 10/15/2021	574,000	576,071
SLM Student Loan Trust
Series 2011-2, Class A1, (USD), 1M USD LIBOR + 0.600%, 2.26%, 11/25/2027 (b)	301,603	302,144
Series 2013-2, Class A, (USD), 1M USD LIBOR + 0.450%, 2.11%, 06/25/2043 (b)	988,279	973,922
SLM Student Loan Trust 2012-3, Series 2012-3, Class A, ABS, (USD), 1M USD LIBOR + 0.650%, 2.31%, 12/27/2038 (b)	877,996	866,598
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, (USD), 2.37%, 03/15/2023	762,000	762,568
Tesla Auto Lease Trust, Series 2018-A, Class D, ABS (USD), 3.30%, 05/20/2020 (a)	928,000	928,557
Tesla Auto Lease Trust 2019-A
Series 2019-A, Class A2, ABS (USD), 2.13%, 04/20/2022 (a)	874,000	878,299
Series 2019-A, Class D, ABS (USD), 3.37%, 01/20/2023 (a)	637,000	644,227
Towd Point Mortgage Trust 2018-4, Series 2018-4, Class A1, ABS, (USD), 3.00%, 06/25/2058 (a)(b)	642,661	662,845
Towd Point Mortgage Trust 2018-6, Series 2018-6, Class A1A, ABS, (USD), 3.75%, 03/25/2058 (a)(b)	818,201	847,349
Towd Point Mortgage Trust 2019-3, Series 2019-3, Class M2, ABS (USD), 4.25%, 02/25/2059 (a)(b)	754,557	816,670
Towd Point Mortgage Trust 2019-4, Series 2019-4, Class A1, ABS (USD), 2.90%, 10/25/2059 (a)(b)	727,651	747,648
		16,967,748
Total Asset-Backed Securities		16,967,748

COMMERCIAL MORTGAGE-BACKED SECURITIES (10.0%)
UNITED STATES (10.0%)
BANK 2018-BNK11, Series 2018-BN11, Class C (USD), 4.53%, 03/15/2061 (b)	460,000	499,766
BX Trust 2019-OC11, Series 2019-OC11, Class A (USD), 3.20%, 12/09/2041 (a)	878,707	943,814
Citigroup Commercial Mortgage Trust 2016-C3, Series 2016-C3, Class B (USD), 3.67%, 11/15/2049 (b)	652,000	685,640

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

COMM 2014-LC15 Mortgage Trust, Series 2014-LC15, Class B, (USD), 4.60%, 04/10/2047 (b)	$521,826	$560,623
COMM 2019-GC44 Mortgage Trust, Series 2019-GC44, Class C (USD), 3.65%, 08/15/2057 (b)	589,206	603,000
CSAIL 2016-C7 Commercial Mortgage Trust, Series 2016-C7, Class C, (USD), 4.53%, 11/15/2049 (b)	741,000	767,648
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M2, CMO (USD), 1M USD LIBOR + 3.250%, 4.91%, 07/25/2029 (b)	749,000	795,167
Federal National Mortgage Association, Series 2016-C02, Class 1M2, CMO (USD), 1M USD LIBOR + 6.000%, 7.66%, 09/25/2028 (b)	816,800	899,355
FREMF Mortgage Trust, Series 2018-K85, Class C (USD), 4.47%, 11/25/2028 (a)(b)	608,000	652,869
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, Series 2012-CBX, Class AS (USD), 4.27%, 06/15/2045	1,029,000	1,079,360
JP Morgan Mortgage Trust 2015-IVR2, Series 2015-IVR2, Class A5, CMO, (USD), 2.79%, 01/25/2045 (a)(b)	595,813	596,206
JP Morgan Mortgage Trust 2017-2, Series 2017-2, Class B3, CMO (USD), 3.72%, 05/25/2047 (a)(b)	982,165	1,019,010
JP Morgan Mortgage Trust 2019-9, Series 2019-9, Class B3, CMO (USD), 3.95%, 05/25/2050 (a)(b)	937,252	971,554
JPMDB Commercial Mortgage Securities Trust 2019-COR6, Series 2019-COR6, Class AS (USD), 3.41%, 11/13/2052	976,000	1,050,173
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, Series 2012-C5, Class B, (USD), 4.44%, 08/15/2045 (b)	787,000	824,984
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A (USD), 2.38%, 11/15/2034 (a)(b)	881,000	880,204
New Residential Mortgage Loan Trust 2019-2, Series 2019-2A, Class A1, CMO, (USD), 4.25%, 12/25/2057 (a)(b)	632,136	667,354
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Series 2005-WF1, Class 1A1, CMO, (USD), 5.69%, 03/25/2035 (b)	271,691	291,641
Sequoia Mortgage Trust 2018-CH4, Series 2018-CH4, Class A13, CMO, (USD), 4.50%, 10/25/2048 (a)(b)	816,250	851,709
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class C (USD), 4.53%, 01/05/2043 (a)(b)	870,000	873,962
Series 2015-5AVE, Class D (USD), 4.53%, 01/05/2043 (a)(b)	562,000	554,393
UBS Commercial Mortgage Trust 2017-C6, Series 2017-C6, Class C (USD), 4.60%, 12/15/2050 (b)	547,000	595,064
Wells Fargo Commercial Mortgage Trust 2014-LC16, Series 2014-LC16, Class B (USD), 4.32%, 08/15/2050	680,000	715,685
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B (USD), 3.71%, 03/15/2045 (b)	747,000	777,184
Series 2012-C10, Class AS, (USD), 3.24%, 12/15/2045	996,000	1,022,907
		19,179,272
Total Commercial Mortgage-Backed Securities		19,179,272

NON-AGENCY MORTGAGE-BACKED SECURITIES (5.5%)
UNITED STATES (5.5%)
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	328,545	298,359
Citigroup Mortgage Loan Trust, Series 2005-11, Class A3 (USD), 1 year CMT + 2.400%, 4.19%, 11/25/2035 (b)	222,078	225,713
Flagstar Mortgage Trust, Series 2017-2, Class B2, (USD), 4.11%, 10/25/2047 (a)(b)	1,198,734	1,252,847
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	318,887	335,277
IndyMac INDA Mortgage Loan Trust, Series 2005-AR2, Class 3A1 (USD), 3.87%, 01/25/2036 (b)	400,092	373,486
JP Morgan Mortgage Trust
Series 16-1, Class A13 (USD), 3.50%, 05/25/2046 (a)(b)	549,977	551,987

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

Series 2005-A5, Class 2A2 (USD), 4.42%, 08/25/2035 (b)	$353,147	$370,426
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	454,952	476,950
Series 2014-IVR3, Class 3A1 (USD), 2.66%, 09/25/2044 (a)(b)	346,730	345,874
Series 2016-5, Class A1 (USD), 2.67%, 12/25/2046 (a)(b)	450,866	451,491
Series 2017-1, Class A3, (USD), 3.50%, 01/25/2047 (a)(b)	39	41
Series 2018-6, Class B2 (USD), 3.96%, 12/25/2048 (a)(b)	975,958	1,028,685
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, (USD), 4.00%, 03/25/2057 (a)(b)	650,390	688,510
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	506,725	515,388
Sequoia Mortgage Trust
Series 2017-CH1, Class A13, (USD), 4.00%, 08/25/2047 (a)(b)	595,833	629,741
Series 2017-CH2, Class A13 (USD), 4.00%, 12/25/2047 (a)(b)	902,867	953,764
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	640,314	675,519
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 3.93%, 09/25/2037 (b)	333,709	335,487
Series 2007-4, Class 3A1 (USD), 4.01%, 09/25/2037 (b)	17,573	17,641
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 4.29%, 08/25/2035 (b)	375,533	379,199
WinWater Mortgage Loan Trust, Series 2015-2, Class B3, (USD), 3.92%, 02/20/2045 (a)(b)	598,497	619,845
		10,526,230
Total Non-Agency Mortgage-Backed Securities		10,526,230

CORPORATE BONDS (20.5%)
CANADA (0.3%)
Diversified Telecommunication Services (0.3%)
Rogers Communications, Inc. (USD), 3.70%, 11/15/2049	535,000	569,337

CHINA (0.4%)
Internet (0.4%)
Tencent Holdings Ltd. (USD), 3.58%, 04/11/2026 (a)	750,000	797,889

DENMARK (0.5%)
Commercial Banks (0.5%)
Danske Bank AS (USD), 5.00%, 01/12/2022 (a)	945,000	995,639

ITALY (0.5%)
Commercial Banks (0.5%)
UniCredit SpA (USD), 6.57%, 01/14/2022 (a)	932,000	1,002,846

NETHERLANDS (0.5%)
Semiconductors (0.5%)
NXP BV / NXP Funding LLC (USD), 5.35%, 03/01/2026 (a)	787,000	908,077

SUPRANATIONAL (1.5%)
Supranational (1.5%)
International Bank for Reconstruction & Development, Series GDIF (CAD), 1.80%, 07/26/2024	3,674,000	2,794,838

UNITED KINGDOM (2.6%)
Commercial Banks (2.0%)
HSBC Holdings PLC, (fixed rate to 09/12/2025, variable rate thereafter) (USD), 4.29%, 09/12/2026	1,545,000	1,693,441

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

Lloyds Banking Group PLC (USD), 3.90%, 03/12/2024	$1,000,000	$1,069,087
Royal Bank of Scotland Group PLC, (fixed rate to 03/22/2024, variable rate thereafter) (USD), 4.27%, 03/22/2025	1,043,000	1,120,469
		3,882,997

Diversified Telecommunication Services (0.6%)
Vodafone Group PLC (USD), 4.88%, 06/19/2049	890,000	1,064,629
		4,947,626

UNITED STATES (14.2%)
Aerospace & Defense (0.4%)
United Technologies Corp. (USD), 6.05%, 06/01/2036	551,000	770,741

Auto Manufacturers (1.0%)
Ford Holdings LLC (USD), 9.30%, 03/01/2030	930,000	1,215,847
General Motors Co. (USD), 5.40%, 04/01/2048	595,000	637,756
		1,853,603

Beverages (0.3%)
PepsiCo, Inc. (USD), 2.88%, 10/15/2049	535,000	541,062

Chemicals (0.3%)
Sherwin-Williams Co. (USD), 3.95%, 01/15/2026	540,000	586,390

Commercial Banks (1.8%)
Bank of America Corp., (fixed rate to 10/22/2030, variable rate thereafter) (USD), 2.88%, 10/22/2030	1,565,000	1,623,638
Citigroup, Inc., (fixed rate to 11/05/2029, variable rate thereafter) (USD), 2.98%, 11/05/2030	756,000	784,545
JPMorgan Chase & Co., (fixed rate to 04/23/2028, variable rate thereafter) (USD), 4.01%, 04/23/2029	1,016,000	1,135,945
		3,544,128
Computers & Peripherals (0.8%)
Apple, Inc. (USD), 3.85%, 05/04/2043	1,315,000	1,525,480

Diversified Financial Services (0.6%)
American Express Co. (USD), 3.40%, 02/27/2023	1,080,000	1,130,777

Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc. (USD), 3.88%, 02/08/2029	1,112,000	1,252,904

Electric Utilities (2.4%)
AEP Texas, Inc., Series H (USD), 3.45%, 01/15/2050	790,000	834,558
Entergy Texas, Inc. (USD), 3.55%, 09/30/2049	540,000	590,437
Mississippi Power Co. (USD), 3.95%, 03/30/2028	560,000	623,159
PSEG Power LLC (USD), 5.13%, 04/15/2020	480,000	483,017
Public Service Co. of Colorado, Series 34 (USD), 3.20%, 03/01/2050	650,000	688,010
Sempra Energy (USD), 2.40%, 02/01/2020	1,320,000	1,320,000
		4,539,181

Energy Equipment & Services (0.8%)
Western Midstream Operating LP
(USD), 3.10%, 02/01/2025	336,000	337,962
(USD), 4.65%, 07/01/2026	1,070,000	1,120,880
		1,458,842

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

Healthcare Providers & Services (1.3%)
Laboratory Corp. of America Holdings (USD), 2.95%, 12/01/2029	$1,049,000	$1,070,989
Quest Diagnostics, Inc. (USD), 3.45%, 06/01/2026	1,240,000	1,335,044
		2,406,033
Oil, Gas & Consumable Fuels (0.3%)
Occidental Petroleum Corp. (USD), 3.20%, 08/15/2026	590,000	608,740

Pharmaceutical (1.1%)
AbbVie, Inc. (USD), 4.25%, 11/21/2049 (a)	650,000	706,442
CVS Health Corp. (USD), 6.25%, 06/01/2027	1,105,000	1,340,621
		2,047,063

Real Estate Investment Trust (REIT) Funds (0.7%)
American Tower Corp. (USD), 2.90%, 01/15/2030	860,000	872,588
Welltower, Inc. (USD), 2.70%, 02/15/2027	545,000	557,962
		1,430,550

Retail (0.5%)
McDonald's Corp. (USD), 3.63%, 09/01/2049	978,000	1,040,523

Software (1.1%)
Broadridge Financial Solutions, Inc. (USD), 2.90%, 12/01/2029	765,000	784,743
Electronic Arts, Inc. (USD), 4.80%, 03/01/2026	330,000	380,687
Fiserv, Inc. (USD), 3.50%, 07/01/2029	811,000	873,908
		2,039,338

Transportation (0.2%)
Union Pacific Corp. (USD), 3.55%, 08/15/2039	441,000	477,852
		27,253,207
Total Corporate Bonds		39,269,459

MUNICIPAL BONDS (6.2%)
UNITED STATES (6.2%)
California (1.9%)
City of San Francisco CA Public Utilities Commission Water Revenue-SER A, Series A (USD), 3.30%, 11/01/2039	685,000	714,524
Los Angeles Unified School District General Obligation Unlimited Bonds (USD), 6.76%, 07/01/2034	630,000	907,565
Regents of the University of California Medical Center Pooled Revenue, Series H (USD), 6.55%, 05/15/2048	1,135,000	1,744,699
San Diego County Regional Transportation Commission, Series A (USD), 3.25%, 04/01/2048	239,000	247,908
		3,614,696

Connecticut (0.8%)
State of Connecticut General Obligation Unlimited Bonds, Series A (USD), 5.85%, 03/15/2032	1,205,000	1,603,975

Florida (0.2%)
Country of Broward, FL Airport System Revenue (USD), 3.48%, 10/01/2043	310,000	323,507

Massachusetts (0.8%)
Massachusetts School Building Authority, Series B (USD), 3.40%, 10/15/2040	1,050,000	1,093,764
State of Commonwealth of Massachusetts, Series H (USD), 2.90%, 09/01/2049	520,000	535,475
		1,629,239

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

New York (1.1%)
New York State Dormitory Authority, Series B (USD), 3.14%, 07/01/2043	$535,000	$562,569
State of New York State Thruway Authority, Series M (USD), 3.50%, 01/01/2042	1,435,000	1,477,490
		2,040,059

Ohio (0.4%)
JobsOhio Beverage SystemJobsOhio Beverage System, Series A (USD), 2.83%, 01/01/2038	795,000	814,573

Pennsylvania (0.6%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds), Series B (USD), 4.65%, 02/15/2026	1,050,000	1,160,376

Texas (0.4%)
State of Texas (USD), 3.21%, 04/01/2044	750,000	782,272
		11,968,697
Total Municipal Bonds		11,968,697

GOVERNMENT BONDS (3.0%)
CANADA (1.4%)
Canada Housing Trust No 1 (CAD), 1.80%, 12/15/2024 (a)	3,655,000	2,787,207

ITALY (0.5%)
Republic of Italy Government International Bond (USD), 2.88%, 10/17/2029	920,000	910,091

NORWAY (1.1%)
Norway Government Bond (NOK), 1.75%, 09/06/2029 (a)	18,730,000	2,115,129
Total Government Bonds		5,812,427

U.S. AGENCIES (18.8%)
UNITED STATES (18.8%)
Federal Home Loan Mortgage Corp.
Series K071, Class A2 (USD), 3.29%, 11/25/2027	889,000	976,697
Series K084, Class A2 (USD), 3.78%, 10/25/2028 (b)	875,000	995,411
Series K089, Class A2 (USD), 3.56%, 01/25/2029	827,556	929,568
Series K090, Class A2 (USD), 3.42%, 02/25/2029	900,000	1,001,948
Series 2016-HQA4, Class M2 (USD), 1M USD LIBOR + 1.300%, 2.96%, 04/25/2029 (b)	634,297	635,641
MBS (USD), 4.50%, 08/01/2046	335,790	362,765
MBS (USD), 3.00%, 10/01/2046	642,222	668,893
MBS (USD), 4.00%, 01/01/2047	1,455,595	1,547,838
MBS (USD), 4.00%, 06/01/2049	614,438	642,580
MBS (USD), 3.50%, 07/01/2049	1,224,743	1,282,588
MBS (USD), 3.50%, 09/01/2049	1,290,916	1,332,063
MBS (USD), 3.00%, 12/01/2049	1,197,907	1,226,111
MBS (USD), 3.00%, 01/01/2050	1,198,227	1,225,490
Federal National Mortgage Association
MBS (USD), 3.50%, 05/01/2034	807,854	854,229
MBS (USD), 3.00%, 11/01/2034	877,651	908,689
MBS, TBA (USD), 2.50%, 02/01/2035	983,000	1,000,663
MBS (USD), 3.00%, 12/01/2039	710,643	732,045
MBS (USD), 3.00%, 08/01/2043	855,007	887,784
MBS (USD), 4.50%, 12/01/2046	1,077,060	1,146,604
MBS (USD), 4.00%, 07/01/2048	758,543	794,786
MBS (USD), 5.00%, 09/01/2048	686,109	734,505
MBS (USD), 4.50%, 01/01/2049	692,388	732,854

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

MBS (USD), 4.50%, 02/01/2049	$637,121	$680,612
MBS (USD), 4.00%, 06/01/2049	1,030,129	1,078,064
MBS (USD), 4.00%, 07/01/2049	1,183,661	1,235,354
MBS (USD), 3.50%, 09/01/2049	1,564,268	1,617,926
FREMF 2016-K57 Mortgage Trust, Series 2016-K57, Class C (USD), 4.05%, 08/25/2049 (a)(b)	1,037,000	1,079,441
FREMF 2017-K71 Mortgage Trust, Series 2017-K71, Class C (USD), 3.88%, 11/25/2050 (a)(b)	525,000	545,839
Government National Mortgage Association
MBS (USD), 3.00%, 07/20/2043	1,212,205	1,257,586
MBS (USD), 3.50%, 03/20/2046	1,364,316	1,429,500
MBS (USD), 4.50%, 06/20/2047	574,214	614,452
MBS (USD), 3.50%, 11/20/2047	1,096,243	1,138,898
MBS (USD), 3.50%, 02/20/2048	884,709	924,412
MBS (USD), 4.00%, 05/20/2048	1,699,741	1,785,066
MBS (USD), 4.00%, 05/20/2048	1,345,883	1,417,396
MBS (USD), 4.00%, 09/20/2048	634,678	674,213
		36,098,511
Total U.S. Agencies		36,098,511

U.S. TREASURIES (17.2%)
UNITED STATES (17.2%)
U.S. Treasury Bond
(USD), 3.00%, 02/15/2049	4,371,800	5,324,033
(USD), 2.25%, 08/15/2049	3,527,100	3,713,099
U.S. Treasury Inflation Protected Security (USD), 1.00%, 02/15/2049 (c)	807,711	970,595
U.S. Treasury Note
(USD), 2.63%, 06/15/2021	6,000,000	6,095,391
(USD), 2.50%, 01/15/2022	106,400	108,736
(USD), 2.50%, 02/15/2022	5,022,600	5,137,963
(USD), 1.63%, 12/15/2022	6,995,000	7,057,026
(USD), 2.63%, 02/28/2023	4,386,400	4,559,628
		32,966,471
Total U.S. Treasuries		32,966,471

AGENCY MORTGAGE-BACKED SECURITIES (5.6%)
UNITED STATES (5.6%)
Federal Home Loan Mortgage Corp.
(USD), 3.00%, 02/01/2032	765,374	798,061
(USD), 5.00%, 10/01/2041	343,741	380,026
(USD), 3.00%, 10/01/2046	1,018,530	1,057,372
(USD), 3.50%, 03/01/2048	891,671	949,977
(USD), 3.50%, 04/01/2048	930,156	996,124
Federal National Mortgage Association
(USD), 4.50%, 07/01/2040	895,790	977,642
(USD), 3.00%, 03/01/2047	1,042,502	1,088,119
(USD), 3.50%, 12/01/2047	1,254,957	1,347,214
(USD), 3.50%, 01/01/2048	1,313,849	1,399,151
MBS (USD), 4.00%, 01/01/2048	995,677	1,087,075
Government National Mortgage Association (USD), 4.50%, 12/20/2045	684,693	739,614
		10,820,375
Total Agency Mortgage-Backed Securities		10,820,375

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

SHORT-TERM INVESTMENT (4.6%)
UNITED STATES (4.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(d)	$8,861,376	$8,861,376

Total Short-Term Investment		8,861,376

Total Investments (Cost $186,044,239) —100.3%		192,470,566

Liabilities in Excess of Other Assets—(0.3)%		(557,309)
Net Assets—100.0%		$191,913,257

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Inflation linked security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

AUD	Australian Dollar
CAD	Canadian Dollar
CMT	Constant Maturity Treasury
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLC	Public Limited Company
RUB	Russian Ruble
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

At January 31, 2020, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Canadian Government Bond—10 year	27	03/20/2020	$2,866,602	$2,900,552	$33,950
United States Treasury Note 6%–Ultra Bond	12	03/20/2020	2,228,562	2,324,250	95,688
United States Treasury Note 6%–5 year	48	03/31/2020	5,710,063	5,775,375	65,312
United States Treasury Note 6%–2 year	190	03/31/2020	40,985,640	41,108,281	122,641
					$317,591
Short Contract Positions
United States Treasury Note 6%–10 year	(21)	03/20/2020	$(2,754,672)	$(2,764,781)	$(10,109)
United States Treasury Note 10%–Ultra Bond	(17)	03/20/2020	(2,407,876)	(2,476,157)	(68,281)
					$(78,390)
					$239,201

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

At January 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/10/2020	Royal Bank of Canada	AUD	2,696,402	USD	1,851,767	$1,805,133	$(46,634)
Canadian Dollar/United States Dollar
03/09/2020	HSBC Bank	CAD	1,099,943	USD	837,234	831,114	(6,120)
03/09/2020	JPMorgan Chase	CAD	2,441,000	USD	1,871,959	1,844,413	(27,546)
Hungarian Forint/United States Dollar
02/14/2020	Citibank	HUF	560,523,773	USD	1,870,301	1,843,348	(26,953)
Indian Rupee/United States Dollar
03/11/2020	Barclays Bank	INR	148,882,869	USD	2,068,536	2,070,838	2,302
03/11/2020	HSBC Bank	INR	118,190,829	USD	1,638,922	1,643,937	5,015
Japanese Yen/United States Dollar
04/23/2020	Citibank	JPY	202,760,000	USD	1,854,050	1,879,250	25,200
04/23/2020	HSBC Bank	JPY	210,960,000	USD	1,948,190	1,955,251	7,061
04/23/2020	JPMorgan Chase	JPY	211,580,000	USD	1,950,138	1,960,997	10,859
Mexican Peso/United States Dollar
02/10/2020	Citibank	MXN	4,111,194	USD	217,452	217,414	(38)
02/10/2020	Royal Bank of Canada	MXN	31,023,032	USD	1,639,878	1,640,606	728
03/04/2020	HSBC Bank	MXN	34,643,040	USD	1,748,831	1,825,817	76,986
03/25/2020	Citibank	MXN	35,216,990	USD	1,843,750	1,850,295	6,545
New Russian Ruble/United States Dollar
02/18/2020	JPMorgan Chase	RUB	117,790,000	USD	1,871,168	1,839,650	(31,518)
New Zealand Dollar/United States Dollar
04/21/2020	HSBC Bank	NZD	2,839,000	USD	1,880,283	1,836,971	(43,312)
Norwegian Krone/United States Dollar
02/06/2020	Barclays Bank	NOK	19,235,286	USD	2,094,626	2,091,278	(3,348)
South Korean Won/United States Dollar
02/03/2020	Citibank	KRW	2,130,347,000	USD	1,831,769	1,787,429	(44,340)
02/10/2020	Citibank	KRW	2,177,198,274	USD	1,867,115	1,819,763	(47,352)
02/10/2020	JPMorgan Chase	KRW	2,158,711,235	USD	1,865,622	1,804,311	(61,311)
						$32,547,815	$(203,776)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/10/2020	HSBC Bank	USD	1,862,234	AUD	2,696,402	$1,805,133	$57,101
United States Dollar/Canadian Dollar
03/09/2020	HSBC Bank	USD	910,077	CAD	1,182,837	893,748	16,329
04/09/2020	HSBC Bank	USD	5,548,091	CAD	7,233,939	5,466,020	82,071
04/23/2020	JPMorgan Chase	USD	2,030,385	CAD	2,662,000	2,011,435	18,950
United States Dollar/Hungarian Forint
02/14/2020	HSBC Bank	USD	1,861,776	HUF	560,523,773	1,843,348	18,428
United States Dollar/Indian Rupee
03/11/2020	Barclays Bank	USD	3,734,513	INR	267,073,698	3,714,774	19,739
United States Dollar/Japanese Yen
04/23/2020	Royal Bank of Canada	USD	1,952,419	JPY	211,580,000	1,960,997	(8,578)
United States Dollar/Mexican Peso
02/10/2020	Royal Bank of Canada	USD	1,872,533	MXN	35,134,226	1,858,020	14,513
03/04/2020	Barclays Bank	USD	1,795,296	MXN	34,643,040	1,825,817	(30,521)
03/25/2020	Citibank	USD	1,834,272	MXN	35,216,990	1,850,295	(16,023)
United States Dollar/New Russian Ruble
02/18/2020	HSBC Bank	USD	1,897,238	RUB	117,790,000	1,839,650	57,588
United States Dollar/New Zealand Dollar
04/21/2020	HSBC Bank	USD	1,879,005	NZD	2,839,000	1,836,970	42,035
United States Dollar/Norwegian Krone
02/06/2020	Citibank	USD	2,178,681	NOK	19,235,286	2,091,278	87,403
03/04/2020	Citibank	USD	2,084,927	NOK	19,235,286	2,091,481	(6,554)
United States Dollar/South Korean Won
02/03/2020	JPMorgan Chase	USD	1,826,429	KRW	2,130,347,000	1,787,429	39,000
02/10/2020	JPMorgan Chase	USD	3,713,205	KRW	4,335,909,509	3,624,074	89,131
						$36,500,469	$480,612

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (97.4%)
ARGENTINA (0.8%)
Telecom Argentina SA (USD), 6.50%, 06/15/2021 (a)	$1,031,000	$1,020,690
Transportadora de Gas del Sur SA (USD), 6.75%, 05/02/2025 (a)	575,000	529,288
		1,549,978
AUSTRALIA (0.5%)
Mineral Resources Ltd. (USD), 8.13%, 05/01/2027 (a)	882,000	963,585

BRAZIL (2.0%)
CSN Resources SA
(USD), 7.63%, 02/13/2023 (a)	465,000	491,970
(USD), 7.63%, 04/17/2026 (a)	314,000	329,800
NBM US Holdings, Inc. (USD), 7.00%, 05/14/2026 (a)	1,149,000	1,232,303
Petrobras Global Finance BV (USD), 5.09%, 01/15/2030 (a)	1,685,000	1,849,035
		3,903,108
CANADA (1.8%)
Bombardier, Inc.
(USD), 7.50%, 03/15/2025 (a)	695,000	668,069
(USD), 7.88%, 04/15/2027 (a)	269,000	254,864
Clearwater Seafoods, Inc. (USD), 6.88%, 05/01/2025 (a)	1,370,000	1,427,088
MEG Energy Corp. (USD), 7.13%, 02/01/2027 (a)	186,000	184,198
Teck Resources Ltd. (USD), 6.25%, 07/15/2041	691,000	806,068
		3,340,287
CHINA (1.6%)
CIFI Holdings Group Co. Ltd. (USD), 6.45%, 11/07/2024 (a)	1,060,000	1,058,713
Shimao Property Holdings Ltd. (USD), 5.20%, 01/30/2025 (a)	1,045,000	1,076,895
Sunac China Holdings Ltd. (USD), 7.95%, 10/11/2023 (a)	825,000	851,895
		2,987,503
CONGO (0.3%)
HTA Group Ltd. (USD), 9.13%, 03/08/2022 (a)	560,000	575,607

DENMARK (1.1%)
Danske Bank AS, (fixed rate to 04/06/2022, variable rate thereafter) (EUR), 5.88%, 04/06/2022 (a)(b)	850,000	1,020,464
DKT Finance ApS (USD), 9.38%, 06/17/2023 (a)	921,000	983,582
		2,004,046
DOMINICAN REPUBLIC (0.4%)
AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (USD), 7.95%, 05/11/2026 (a)	765,000	817,594

EL SALVADOR (0.3%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	506,875

FRANCE (1.6%)
Altice France SA
(EUR), 2.50%, 01/15/2025 (a)	103,000	114,089
(USD), 7.38%, 05/01/2026 (a)	978,000	1,041,648
(EUR), 5.88%, 02/01/2027 (a)	320,000	392,604

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

(EUR), 3.38%, 01/15/2028 (a)	$254,000	$286,054
Casino Guichard Perrachon SA
(EUR), 4.56%, 01/25/2023 (a)	400,000	432,487
(EUR), 4.50%, 03/07/2024 (a)	400,000	403,694
Quatrim SASU (EUR), 5.88%, 01/15/2024 (a)	310,000	358,847
		3,029,423
GEORGIA (0.3%)
Bank of Georgia JSC (USD), 6.00%, 07/26/2023 (a)	500,000	528,452

GERMANY (1.6%)
Nidda BondCo GmbH (EUR), 5.00%, 09/30/2025 (a)	305,000	341,646
Nidda Healthcare Holding GmbH (EUR), 3.50%, 09/30/2024 (a)	623,000	699,644
Techem Verwaltungsgesellschaft 675 mbH (EUR), 2.00%, 07/15/2025 (a)	799,000	883,915
Tele Columbus AG (EUR), 3.88%, 05/02/2025 (a)	984,000	1,055,837
		2,981,042
IRELAND (0.5%)
C&W Senior Financing DAC (USD), 6.88%, 09/15/2027 (a)	879,000	943,826

ISRAEL (1.5%)
Teva Pharmaceutical Finance Co. BV, Series 2 (USD), 3.65%, 11/10/2021	1,400,000	1,383,200
Teva Pharmaceutical Finance Netherlands III BV (USD), 3.15%, 10/01/2026	1,625,000	1,387,263
		2,770,463

ITALY (2.0%)
Banca Monte dei Paschi di Siena SpA, (fixed rate to 01/18/2023, variable rate thereafter) (EUR), 5.38%, 01/18/2028 (a)	1,500,000	1,540,886
Telecom Italia Capital SA (USD), 6.00%, 09/30/2034	1,950,000	2,191,712
		3,732,598
JAMAICA (0.3%)
Digicel Group One Ltd. (USD), 8.25%, 12/30/2022 (a)	930,000	599,850

JERSEY (1.1%)
LHC3 PLC (EUR), 4.13%, 08/15/2024 (a)(c)	784,000	893,580
Newday Bondco PLC (GBP), 7.38%, 02/01/2024 (a)	975,000	1,301,006
		2,194,586

LUXEMBOURG (2.9%)
Altice Financing SA (USD), 7.50%, 05/15/2026 (a)	1,035,000	1,106,104
Altice Finco SA (USD), 8.13%, 01/15/2024 (a)	950,000	976,719
Altice Luxembourg SA
(EUR), 8.00%, 05/15/2027 (a)	283,000	354,663
(USD), 10.50%, 05/15/2027 (a)	579,000	669,498
Galapagos SA (EUR), 5.38%, 06/15/2021 (a)(d)(e)	60,500	67
Intelsat Jackson Holdings SA (USD), 5.50%, 08/01/2023	1,035,000	830,587
Kleopatra Holdings 1 SCA (EUR), 9.25%, 06/30/2023 (a)(c)	834,115	448,661
LHMC Finco 2 Sarl (EUR), 7.25%, 10/02/2025 (a)(c)	250,000	285,317
Matterhorn Telecom SA (EUR), 3.13%, 09/15/2026 (a)	762,000	865,167
		5,536,783

MEXICO (1.4%)
CEMEX Finance LLC (USD), 6.00%, 04/01/2024 (a)	824,000	843,570
Cemex SAB de CV (USD), 7.75%, 04/16/2026 (a)	1,055,000	1,149,950

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

Sixsigma Networks Mexico SA de CV (USD), 7.50%, 05/02/2025 (a)	$750,000	$766,500
		2,760,020

NETHERLANDS (5.2%)
Cimpress PLC (USD), 7.00%, 06/15/2026 (a)	1,580,000	1,669,752
ING Groep NV, (fixed rate to 04/16/2025, variable rate thereafter) (USD), 6.50%, 04/16/2025 (b)	1,027,000	1,130,932
Lincoln Financing SARL
(EUR), 3.63%, 04/01/2024 (a)	743,000	840,504
(EUR), 3.88%, 04/01/2024 (a)(f)	166,000	184,332
OCI NV
(EUR), 3.13%, 11/01/2024 (a)	741,000	836,270
(USD), 5.25%, 11/01/2024 (a)	470,000	484,100
Trivium Packaging Finance BV (USD), 5.50%, 08/15/2026 (a)	1,135,000	1,196,006
UPCB Finance VII Ltd. (EUR), 3.63%, 06/15/2029 (a)	1,266,000	1,479,640
Ziggo Bond Co. BV (EUR), 4.63%, 01/15/2025 (a)	679,000	767,853
Ziggo BV (USD), 5.50%, 01/15/2027 (a)	1,300,000	1,378,000
		9,967,389

NIGERIA (0.4%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	760,000	820,800

PORTUGAL (0.4%)
Caixa Geral de Depositos SA, (fixed rate to 03/30/2022, variable rate thereafter) (EUR), 10.75%, 03/30/2022 (a)(b)	600,000	785,207

REPUBLIC OF IRELAND (0.5%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (GBP), 4.75%, 07/15/2027 (a)	656,000	899,612

SOUTH AFRICA (1.2%)
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	1,150,000	1,177,025
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)(g)	1,063,000	1,105,520
		2,282,545

SPAIN (1.8%)
Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter) (USD), 6.50%, 03/05/2025 (b)	800,000	852,000
Cirsa Finance International Sarl
(USD), 7.88%, 12/20/2023 (a)	361,000	379,616
(EUR), 3.63%, 09/30/2025 (a)(f)	408,000	451,560
Grifols SA (EUR), 2.25%, 11/15/2027 (a)	598,000	678,134
Telefonica Europe BV, Series NC5 (fixed rate to 09/04/2023, variable rate thereafter) (EUR), 3.00%, 09/04/2023 (a)(b)	900,000	1,036,952
		3,398,262

SWEDEN (2.2%)
Intrum AB
(EUR), 3.50%, 07/15/2026 (a)	806,000	909,269
(EUR), 3.00%, 09/15/2027 (a)	705,000	768,040
Unilabs Subholding AB (EUR), 5.75%, 05/15/2025 (a)	1,500,000	1,710,504
Verisure Holding AB (EUR), 3.50%, 05/15/2023 (a)	700,000	792,692
		4,180,505

SWITZERLAND (1.4%)
Credit Suisse Group AG, (fixed rate to 12/18/2024, variable rate thereafter) (USD), 6.25%, 12/18/2024 (a)(b)	1,115,000	1,229,225

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

UBS Group AG, (fixed rate to 02/19/2025, variable rate thereafter) (USD), 7.00%, 02/19/2025 (a)(b)	$1,339,000	$1,525,523
		2,754,748

TURKEY (1.7%)
Akbank Turk AS, (fixed rate to 03/16/2022, variable rate thereafter) (USD), 7.20%, 03/16/2027 (a)	949,000	967,980
KOC Holding (USD), 5.25%, 03/15/2023 (a)	820,000	851,678
Turk Telekomunikasyon (USD), 4.88%, 06/19/2024 (a)	740,000	757,923
Turkiye Garanti Bankasi (USD), 5.88%, 03/16/2023 (a)	200,000	210,150
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	450,000	465,660
		3,253,391

UKRAINE (1.0%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	1,140,000	1,245,587
MHP Lux SA (USD), 6.95%, 04/03/2026 (a)	619,000	645,988
		1,891,575

UNITED ARAB EMIRATES (0.4%)
Shelf Drilling Holdings Ltd. (USD), 8.25%, 02/15/2025 (a)	835,000	776,550

UNITED KINGDOM (4.3%)
Arqiva Broadcast Finance PLC (GBP), 6.75%, 09/30/2023 (a)	800,000	1,122,290
Ashtead Capital, Inc.
(USD), 4.00%, 05/01/2028 (a)	289,000	296,225
(USD), 4.25%, 11/01/2029 (a)	823,000	855,920
BrightHouse Finco Ltd., PIK, (GBP), 9.00%, 05/15/2023 (a)(c)	792,266	209,237
Pinewood Finance Co. Ltd. (GBP), 3.25%, 09/30/2025 (a)	422,000	568,396
Pinnacle Bidco PLC (GBP), 6.38%, 02/15/2025 (a)	700,000	968,866
Royal Bank of Scotland Group PLC (fixed rate to 08/15/2021, variable rate thereafter) (USD), 8.63%, 08/15/2021 (b)	1,200,000	1,296,000
Virgin Media Finance PLC (USD), 5.75%, 01/15/2025 (a)	1,410,000	1,452,300
Virgin Money UK PLC (fixed rate to 12/08/2022, variable rate thereafter) (GBP), 8.00%, 12/08/2022 (a)(b)	1,065,000	1,498,979
		8,268,213

UNITED STATES (54.1%)
ACI Worldwide, Inc. (USD), 5.75%, 08/15/2026 (a)	1,854,000	1,984,531
Adams Homes, Inc. (USD), 7.50%, 02/15/2025 (a)	1,054,000	1,082,985
Alliance Data Systems Corp. (USD), 4.75%, 12/15/2024 (a)	1,267,000	1,263,262
Apergy Corp. (USD), 6.38%, 05/01/2026	668,000	701,804
Archrock Partners LP / Archrock Partners Finance Corp. (USD), 6.25%, 04/01/2028 (a)	418,000	430,018
ASGN, Inc. (USD), 4.63%, 05/15/2028 (a)	830,000	846,600
Banff Merger Sub, Inc. (EUR), 8.38%, 09/01/2026 (a)	725,000	806,071
Bausch Health Americas, Inc. (USD), 8.50%, 01/31/2027 (a)	786,000	889,162
Berry Global, Inc. (USD), 4.88%, 07/15/2026 (a)	771,000	805,581
Bruin E&P Partners LLC (USD), 8.88%, 08/01/2023 (a)	951,000	612,206
Builders FirstSource, Inc.
(USD), 5.63%, 09/01/2024 (a)	1,237,000	1,283,016
(USD), 6.75%, 06/01/2027 (a)	97,000	106,234
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.75%, 02/15/2026 (a)	960,000	1,007,366
Cedar Fair LP (USD), 5.25%, 07/15/2029 (a)	837,000	883,035
Centene Corp.
(USD), 4.25%, 12/15/2027 (a)	187,000	194,948
(USD), 4.63%, 12/15/2029 (a)	312,000	335,369
Century Communities, Inc. (USD), 5.88%, 07/15/2025	1,032,000	1,083,600
CenturyLink, Inc.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

Series V (USD), 5.63%, 04/01/2020	$1,075,000	$1,079,031
(USD), 5.13%, 12/15/2026 (a)	790,000	813,700
Cheniere Corpus Christi Holdings LLC (USD), 5.88%, 03/31/2025	1,100,000	1,247,070
Cheniere Energy Partners LP, Series WI (USD), 5.25%, 10/01/2025	753,000	775,590
Chesapeake Energy Corp. (USD), 11.50%, 01/01/2025 (a)	269,000	216,464
Cincinnati Bell, Inc. (USD), 8.00%, 10/15/2025 (a)	1,130,000	1,199,687
CommScope, Inc. (USD), 6.00%, 03/01/2026 (a)	1,396,000	1,464,058
Consolidated Communications, Inc. (USD), 6.50%, 10/01/2022	860,000	820,763
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (USD), 5.63%, 05/01/2027 (a)	1,260,000	1,267,938
CSC Holdings LLC
(USD), 10.88%, 10/15/2025 (a)	1,925,000	2,132,322
(USD), 6.50%, 02/01/2029 (a)	422,000	468,884
(USD), 5.75%, 01/15/2030 (a)	211,000	226,829
Cumulus Media New Holdings, Inc. (USD), 6.75%, 07/01/2026 (a)	1,380,000	1,450,725
Dell International LLC / EMC Corp.
(USD), 5.88%, 06/15/2021 (a)	386,000	389,860
(USD), 6.02%, 06/15/2026 (a)	435,000	507,963
(USD), 5.30%, 10/01/2029 (a)	537,000	618,114
Delta Air Lines, Inc.
(USD), 4.38%, 04/19/2028	1,135,000	1,205,238
(USD), 3.75%, 10/28/2029	1,103,000	1,111,934
DISH DBS Corp.
(USD), 5.88%, 07/15/2022	1,680,000	1,764,000
(USD), 5.00%, 03/15/2023	1,005,000	1,020,095
Encompass Health Corp.
(USD), 5.13%, 03/15/2023	1,095,000	1,111,425
(USD), 4.50%, 02/01/2028	849,000	874,504
(USD), 4.75%, 02/01/2030	274,000	284,960
Energizer Gamma Acquisition BV (EUR), 4.63%, 07/15/2026 (a)	695,000	804,516
Energy Transfer Operating LP, (fixed rate to 05/15/2025, variable rate thereafter), Series F, (USD), 6.75%, 05/15/2025 (b)	830,000	830,830
Enviva Partners LP / Enviva Partners Finance Corp. (USD), 6.50%, 01/15/2026 (a)	600,000	640,062
ESH Hospitality, Inc. (USD), 4.63%, 10/01/2027 (a)	909,000	913,545
Fair Isaac Corp. (USD), 4.00%, 06/15/2028 (a)	919,000	935,082
GCI LLC
(USD), 6.63%, 06/15/2024 (a)	630,000	678,825
(USD), 6.88%, 04/15/2025	660,000	688,875
General Motors (Escrow Shares)
(USD), 8.80%, 03/01/2049 (e)(h)	7,200,000	—
(USD), 8.38%, 07/15/2049 (e)(h)	3,550,000	—
General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), Series A, (USD), 5.75%, 09/30/2027 (b)	1,163,000	1,170,559
Gray Television, Inc. (USD), 7.00%, 05/15/2027 (a)	970,000	1,056,136
Huntsman International LLC (USD), 4.50%, 05/01/2029	1,540,000	1,677,774
International Game Technology PLC (EUR), 3.50%, 06/15/2026 (a)	1,372,000	1,601,501
IQVIA, Inc. (EUR), 2.25%, 01/15/2028 (a)	498,000	560,366
Iron Mountain, Inc. (USD), 5.25%, 03/15/2028 (a)	1,160,000	1,212,200
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. (USD), 6.00%, 07/15/2025 (a)	1,584,000	1,671,120
JBS Investments II GmbH (USD), 5.75%, 01/15/2028 (a)	814,000	859,348
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. (USD), 5.50%, 01/15/2030 (a)	375,000	405,000
Live Nation Entertainment, Inc. (USD), 4.75%, 10/15/2027 (a)	535,000	550,408
M/I Homes, Inc. (USD), 4.95%, 02/01/2028 (a)	658,000	677,740
MDC Holdings, Inc. (USD), 6.00%, 01/15/2043	1,855,000	2,064,856
Meredith Corp. (USD), 6.88%, 02/01/2026	2,053,000	2,112,753

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

Midcontinent Communications / Midcontinent Finance Corp. (USD), 5.38%, 08/15/2027 (a)	$642,000	$678,915
Moss Creek Resources Holdings, Inc. (USD), 7.50%, 01/15/2026 (a)	1,509,000	1,107,229
MPT Operating Partnership LP / MPT Finance Corp.
(GBP), 2.55%, 12/05/2023	895,000	1,215,261
(GBP), 3.69%, 06/05/2028	1,182,000	1,659,744
Nabors Industries Ltd. (USD), 7.25%, 01/15/2026 (a)	246,000	245,717
Nabors Industries, Inc. (USD), 4.63%, 09/15/2021	96,000	96,000
Navient Corp.
(USD), 6.50%, 06/15/2022	520,000	552,500
(USD), 5.50%, 01/25/2023	383,000	400,235
New Enterprise Stone & Lime Co., Inc. (USD), 10.13%, 04/01/2022 (a)	1,805,000	1,890,737
Novelis Corp.
(USD), 5.88%, 09/30/2026 (a)	1,355,000	1,436,300
(USD), 4.75%, 01/30/2030 (a)	413,000	414,817
NRG Energy, Inc.
(USD), 7.25%, 05/15/2026	508,000	549,920
(USD), 5.25%, 06/15/2029 (a)	449,000	483,865
Oasis Petroleum, Inc.
(USD), 6.88%, 03/15/2022	523,000	502,080
(USD), 6.88%, 01/15/2023	1,302,000	1,231,611
OI European Group BV (USD), 4.00%, 03/15/2023 (a)	1,090,000	1,106,350
Outfront Media Capital LLC / Outfront Media Capital Corp. (USD), 4.63%, 03/15/2030 (a)	1,196,000	1,231,880
Parsley Energy LLC / Parsley Finance Corp. (USD), 5.63%, 10/15/2027 (a)	1,765,000	1,857,662
Photo Holdings Merger Sub, Inc. (USD), 8.50%, 10/01/2026 (a)	2,040,000	1,907,400
Qwest Capital Funding, Inc.
(USD), 6.88%, 07/15/2028	1,015,000	1,037,837
(USD), 7.75%, 02/15/2031	1,020,000	1,071,000
Select Medical Corp. (USD), 6.25%, 08/15/2026 (a)	670,000	722,816
Sensata Technologies UK Financing Co. PLC (USD), 6.25%, 02/15/2026 (a)	233,000	245,524
Sirius XM Radio, Inc. (USD), 5.50%, 07/01/2029 (a)	1,225,000	1,318,284
Six Flags Entertainment Corp. (USD), 4.88%, 07/31/2024 (a)	1,200,000	1,225,500
SM Energy Co. (USD), 6.75%, 09/15/2026	1,180,000	1,071,505
Sprint Corp. (USD), 7.88%, 09/15/2023	1,490,000	1,582,961
Staples, Inc.
(USD), 7.50%, 04/15/2026 (a)	1,410,000	1,444,404
(USD), 10.75%, 04/15/2027 (a)	695,000	706,329
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (USD), 7.50%, 06/15/2025 (a)	1,165,000	1,118,400
Tecnoglass, Inc. (USD), 8.20%, 01/31/2022 (a)	1,617,000	1,743,773
TEGNA, Inc. (USD), 4.63%, 03/15/2028 (a)	833,000	837,165
Tenet Healthcare Corp.
(USD), 4.63%, 07/15/2024	2,342,000	2,400,550
(USD), 6.25%, 02/01/2027 (a)	605,000	639,848
USA Compression Partners LP / USA Compression Finance Corp. (USD), 6.88%, 09/01/2027	913,000	951,711
VICI Properties LP / VICI Note Co., Inc.
(USD), 3.50%, 02/15/2025 (a)	216,000	219,292
(USD), 3.75%, 02/15/2027 (a)	216,000	217,080
(USD), 4.13%, 08/15/2030 (a)	651,000	659,333
Viking Cruises Ltd. (USD), 6.25%, 05/15/2025 (a)	1,380,000	1,416,805
Viper Energy Partners LP (USD), 5.38%, 11/01/2027 (a)	134,000	139,695
Vistra Operations Co. LLC (USD), 5.63%, 02/15/2027 (a)	765,000	795,600
Western Midstream Operating LP
(USD), 3.10%, 02/01/2025	159,000	159,929
(USD), 4.50%, 03/01/2028	183,000	184,764
(USD), 4.75%, 08/15/2028	1,207,000	1,238,981

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

(USD), 4.05%, 02/01/2030	$253,000	$252,185
WPX Energy, Inc.
(USD), 8.25%, 08/01/2023	501,000	578,029
(USD), 5.75%, 06/01/2026	866,000	907,135
(USD), 4.50%, 01/15/2030	294,000	295,829
Wyndham Destinations, Inc.
(USD), 5.40%, 04/01/2024	1,000,000	1,067,500
(USD), 6.35%, 10/01/2025	945,000	1,058,991
		103,355,416

ZAMBIA (0.8%)
First Quantum Minerals Ltd.
(USD), 7.25%, 04/01/2023 (a)	387,000	384,339
(USD), 6.88%, 03/01/2026 (a)	1,194,000	1,152,210
		1,536,549
Total Corporate Bonds		185,896,388

BANK LOANS (1.1%)
FRANCE (1.1%)
IWH UK Midco Limited, EUR Term Loan B (EUR), 4.00%, 01/31/2025	2,000,000	2,210,150
Total Bank Loans		2,210,150

COMMON STOCKS (0.1%)
UNITED KINGDOM (0.0%)
Brighthouse Financial, Inc.(e)(g)(h)	35,521	—

UNITED STATES (0.1%)
Cenveo Enterprises, Inc.(e)(g)(h)(i)	9,806	117,672
Total Common Stocks		117,672

SHORT-TERM INVESTMENT (1.6%)
UNITED STATES (1.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(j)	3,000,139	3,000,139
Total Short-Term Investment		3,000,139
Total Investments (Cost $187,515,024) —100.2%		191,224,349
Liabilities in Excess of Other Assets—(0.2)%		(312,548)
Net Assets—100.0%		$190,911,801

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(c)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(d)	Security is in default.
(e)	This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 2(a) of the accompanying Notes to Statements of Investments.
(f)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

(g)	Illiquid security.
(h)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(i)	Security is Delisted.
(j)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

EUR	Euro Currency
GBP	British Pound Sterling
PIK	Payment In Kind
PLC	Public Limited Company
USD	U.S. Dollar

At January 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
04/08/2020	UBS AG	GBP	803,000	USD	1,052,672	$1,062,176	$9,504
Euro/United States Dollar
02/20/2020	UBS AG	EUR	200,000	USD	220,394	222,027	1,633
04/08/2020	Citibank N.A.	EUR	1,437,000	USD	1,590,000	1,599,975	9,975
04/08/2020	UBS AG	EUR	466,000	USD	519,306	518,851	(455)
						$3,403,029	$20,657

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/20/2020	UBS AG	USD	914,452	GBP	700,000	$924,741	$(10,289)
04/08/2020	UBS AG	USD	9,258,384	GBP	7,047,000	9,321,488	(63,104)
United States Dollar/Euro
02/20/2020	UBS AG	USD	1,335,055	EUR	1,200,000	1,332,159	2,896
04/08/2020	UBS AG	USD	29,017,341	EUR	25,896,000	28,832,958	184,383
						$40,411,346	$113,886

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

January 31, 2020 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds' valuation procedures (the "Valuation Procedures") and regulatory requirements. Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Per an amendment to the Valuation Procedures that became effective February 21, 2017, fixed income securities, which previously had been generally valued using the mean of bid and ask prices, are now generally valued using bid prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and strategies employed by the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller “odd lot” sizes. Odd lots may trade at lower, or occasionally, higher prices than institutional round lot trades. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value ("NAV") based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

NQ Filing 2020

Notes to Statements of Investments (concluded)

January 31, 2020 (unaudited)

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, which has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modelling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modelling tool.

When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.

NQ Filing 2020